November 26, 2002

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject: Nationwide VLI Separate Account - 4 of
         Nationwide Life Insurance Company
         SEC File No.  333-94037
         CIK No. 0001041357

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account - 4 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 6 to the Registration Statement for the Company and the Variable Account which became effective November 22, 2002. Also attached is Exhibit 1 to the registration statement.

Please contact the undersigned at (614) 249-8226 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/MICHAEL R. MOSER
Michael R. Moser
Variable Products Securities Counsel